Loss Per Share	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Loss per share

19.Loss per share:

When the Company has a net loss, the effects of options, DSUs, RSUs and warrants are excluded from the calculation of diluted loss per share for periods in which a company sustains a loss. Accordingly, diluted loss per share was the same as basic loss per share because the Company has incurred losses in the periods presented. All outstanding options, DSUs, RSUs and warrants could potentially be dilutive in the future.

When the Company has net income, basic net income per share using the two-class method is presented. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to equity holders and that determines basic net income per share for each class of stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings that would have been available to equity holders. A participating security is defined as a security that may participate in undistributed earnings with shares.

The Company’s capital structure includes securities that participate with shares on a one-for-one basis for distribution of dividends. The following classes of warrants are considered participating securities as they are entitled to participate in dividend distributions alongside equity holders for which the two-class method is applied in computing earnings per share: Series A Warrants, Series B Warrants, Series C Warrants, Series D Warrants, Series E Warrants, 2020 Warrants, 2021 Warrants and January 2023 Warrants. The Company determines the diluted net income per share by using the more dilutive of the two class-method or the treasury stock method. The issued and unexercised liability and equity classified warrants do not participate in losses of the Company, thus an allocation of losses is not performed when the Company is in a loss position.

More specifically, the breakdown between participating and non-participating warrants is as follows:

	Number of warrants	Number of participating	Number of non-
Reference	outstanding	warrants	participating warrants
Series A Warrants	714,287	714,287	—
Series B Warrants	714,287	714,287	—
Series C Warrants	1,744,319	1,744,319	—
Series D Warrants	972,763	972,763	—
Series E Warrants	6,417,114	6,417,114	—
January 2023 Warrants	850,000	850,000	—
Warrants classified as liability	11,412,770	11,412,770	—
Warrants IFF	57,143	—	57,143
Warrants AMI	119,286	—	119,286
2020 Warrants	300,926	300,926	—
2021 Warrants	196,429	196,429	—
March 2023 Warrants	111,111	—	111,111
Warrants classified as equity	784,895	497,355	287,540
	12,197,665	11,910,125	287,540

For the years ended March 31, 2023 and 2022, the Company has a net loss, and therefore, the basic and dilutive loss per share is calculated as follows:

	Twelve-month periods ended
	March 31,	March 31,
	2023	2022
Net loss attributed to equity holders	$(60,459,666)	$(74,971,745)
Basic and dilutive loss attributed to common shareholders	$(60,459,666)	$(74,971,745)
Basic and dilutive weighted-average number of common shares outstanding	11,812,337	5,958,266
Net loss per share attributable to common shareholders of the Company:
Basic and dilutive loss per share	$(5.12)	$(15.54)

The following table summarizes outstanding securities not included in the computation of diluted net income (loss) per share as the effect would have been anti-dilutive for each respective period.

	Twelve-month periods ended
	March 31,	March 31,
Securities	2023	2022
Options, RSU's, DSU's	681,572	592,809
Warrants	12,197,665	2,102,358